Related Party Transactions and Arrangements (Schedule of Selling Commissions and Dealer Manager Fees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Dealer Manager [Member] | Realty Capital Securities, LLC [Member] | Sales Commissions and Fees [Member] (Deprecated 2013-01-31)
Schedule of Selleing Commission and Dealer Manager Fees [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 147,755,000	$ 184,398,000	$ 11,434,000
Payable [Member] | Advisor and Dealer Manager [Member] | American Realty Capital Properties Advisors, LLC and Realty Capital Securities, LLC [Member] [Member] | Fees and Expense Reimbursement, Stock Offering [Member]

Schedule of Selleing Commission and Dealer Manager Fees [Line Items]
Due to Affiliate	$ 0	$ 455,000	$ 92,000